ENTITY-WIDE DISCLOSURE (Schedule Of Long-Lived Assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Segment Reporting Information [Line Items]
Total sales	$ 1,404	$ 982
Israel [Member]
Segment Reporting Information [Line Items]
Total sales	1,146	916
United States [Member]
Segment Reporting Information [Line Items]
Total sales	186	52
Other [Member]
Segment Reporting Information [Line Items]
Total sales	$ 72	$ 14